Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure Disclosure [Abstract]
Capital Structure
Capital Structure

For the period from December 31, 2008, to December 31, 2011, the Company had 10,000,000 shares of preferred stock authorized and 500,000,000 shares of common stock authorized. The following table reflects the changes in NRG's preferred and common shares issued and outstanding for each period presented:

	Preferred Stock Issued and Outstanding			Common
	3.625%	4%	5.75%	Issued	Treasury	Outstanding
Balance as of December 31, 2008	250,000	420,000	1,841,680	263,599,200	(29,242,483)	234,356,717
Shares issued under ESPP	—	—	—	—	81,532	81,532
Shares loaned to affiliates of CS	—	—	—	—	12,000,000	12,000,000
Shares returned by affiliate of CS	—	—	—	—	(5,400,000)	(5,400,000)
Capital Allocation Plan repurchases	—	—	—	—	(19,305,500)	(19,305,500)
Shares issued from LTIP	—	—	—	367,858	—	367,858
4.00% Preferred Stock conversion	—	(265,870)	—	13,293,500	—	13,293,500
4.00% Preferred Stock redeemed for cash	—	(73)	—	—	—	—
5.75% Preferred Stock conversion	—	—	(1,841,680)	18,601,201	—	18,601,201
Balance as of December 31, 2009	250,000	154,057	—	295,861,759	(41,866,451)	253,995,308
Shares issued under ESPP	—	—	—	—	120,990	120,990
Shares returned by affiliate of CS	—	—	—	—	(6,600,000)	(6,600,000)
Capital Allocation Plan repurchases	—	—	—	—	(8,463,211)	(8,463,211)
Shares issued from LTIP	—	—	—	442,818	—	442,818
4.00% Preferred Stock conversion	—	(154,029)	—	7,701,450	—	7,701,450
4.00% Preferred Stock redeemed for cash	—	(28)	—	—	—	—
Balance as of December 31, 2010	250,000	—	—	304,006,027	(56,808,672)	247,197,355
Shares issued under ESPP	—	—	—	—	120,127	120,127
Shares issued under LTIP	—	—	—	177,693	—	177,693
Capital Allocation Plan repurchases	—	—	—	—	(19,975,654)	(19,975,654)
Balance as of December 31, 2011	250,000	—	—	304,183,720	(76,664,199)	227,519,521

Common Stock

The following table summarizes NRG's common stock reserved for the maximum number of shares potentially issuable based on the conversion and redemption features of outstanding equity instruments and the long-term incentive plan as of December 31, 2011.

Equity Instrument	Common Stock Reserve Balance
3.625% Convertible perpetual preferred	16,000,000
Long-term incentive plan	18,573,196
Total	34,573,196

        Capital Allocation Plan — As part of the Company's Capital Allocation Program, the Company returns capital to shareholders through NRG common stock repurchases under the Capital Allocation Plan. Shares repurchased are included in treasury stock.

        Employee Stock Purchase Plan — Under the NRG Energy, Inc. Employee Stock Purchase Plan, or ESPP, eligible employees may elect to withhold up to 10% of their eligible compensation to purchase shares of NRG common stock at 85% of its fair market value on the exercise date. An exercise date occurs each June 30 and December 31. As of December 31, 2011, there remained 177,351 shares of treasury stock reserved for issuance under the ESPP, and in the first quarter of 2012, 76,423 shares of common stock were issued to employee accounts from treasury stock.

        Share Lending Agreements — On February 20, 2009, Common Stock Finance, or CSF, I and II entered into Share Lending Agreements, or SLAs, with affiliates of Credit Suisse Group, or CS, relating to the shares of NRG common stock held by CSF I and II in connection with the CSF Debt. CSF I and CSF II loaned 12,000,000 shares of NRG common stock to affiliates of CS in the first quarter 2009. The shares were treated as outstanding for corporate law purposes, but were not considered outstanding for the purpose of computing and reporting the Company's basic or diluted earnings per share, because the CS affiliates were required to return all borrowed shares (or identical shares).

In the fourth quarter 2009, CS returned 5,400,000 of these shares in connection with the maturity of the CSF II Debt, and 6,600,000 common shares, with a fair value of $156 million, remained outstanding at December 31, 2009. CS returned these 6,600,000 shares of NRG as part of the CSF I Debt unwind on March 2, 2010. The 12,000,000 shares of NRG common stock were returned to treasury stock and are no longer be treated as outstanding for corporate law purposes.

Preferred Stock

5.75% Preferred Stock

On February 2, 2006, NRG completed the issuance of 2,000,000 shares of 5.75% Mandatory Convertible Preferred Stock, or 5.75% Preferred Stock, for net proceeds of $486 million, reflecting an offering price of $250 per share and the deduction of offering expenses and discounts of $14 million. Dividends on the 5.75% Preferred Stock were $14.375 per share per year, and were due and payable on a quarterly basis beginning on March 15, 2006. The 5.75% Preferred Stock agreement provided for automatic conversion into common stock on March 16, 2009, and for earlier conversion under certain circumstances. All conversions and redemptions were completed by March 25, 2009.

4% Preferred Stock

The Company's 4% Convertible Perpetual Preferred Stock, or 4% Preferred Stock, had a liquidation preference of $1,000 per share, and its holders were entitled to receive cash dividends at the rate of 4% per annum, or $40.00 per share per year, payable quarterly in arrears commencing on March 15, 2005. The 4% Preferred Stock was convertible, at the option of the holder, at any time into shares of NRG's common stock at an initial conversion price of $20.00 per share. In addition, NRG had the ability to redeem, on or after December 20, 2009, and subject to certain limitations, some or all of the 4% Preferred Stock with cash at a redemption price equal to 100% of the liquidation preference, plus accumulated but unpaid dividends, including liquidated damages, if any, to the redemption date. In the fourth quarter of 2009, NRG notified the holders of the Company's intention to redeem the 4% Preferred Stock, and the majority of the holders elected to convert their shares in response to this notification. All conversions and redemptions were completed by January 21, 2010.

Redeemable Preferred Stock

3.625% Preferred Stock

On August 11, 2005, NRG issued 250,000 shares of 3.625% Convertible Perpetual Preferred Stock, or 3.625% Preferred Stock, which is treated as Redeemable Preferred Stock, to CS in a private placement. The 3.625% Preferred Stock amount is located after the liabilities but before the stockholders' equity section on the balance sheet, due to the fact that the preferred shares can be redeemed in cash by the stockholder. The 3.625% Preferred Stock has a liquidation preference of $1,000 per share. Holders of the 3.625% Preferred Stock are entitled to receive, out of legally available funds, cash dividends at the rate of 3.625% per annum, or $36.25 per share per year, payable in cash quarterly in arrears commencing on December 15, 2005.

Each share of the 3.625% Preferred Stock is convertible during the 90-day period beginning August 11, 2015, at the option of NRG or the holder. Holders tendering the 3.625% Preferred Stock for conversion shall be entitled to receive, for each share of 3.625% Preferred Stock converted, $1,000 in cash and a number of shares of NRG common stock equal in value to the product of (a) the greater of (i) the difference between the average closing share price of NRG common stock on each of the twenty consecutive scheduled trading days starting on the date thirty exchange business days immediately prior to the conversion date, or the Market Price, and $29.54 and (ii) zero, times (b) 50.77. The number of NRG common stock to be delivered under the conversion feature is limited to 16,000,000 shares. If upon conversion, the Market Price is less than $19.69, then the Holder will deliver to NRG cash or a number of shares of NRG common stock equal in value to the product of (i) $19.69 minus the Market Price, times (ii) 50.77. NRG may elect to make a cash payment in lieu of delivering shares of NRG common stock in connection with such conversion, and NRG may elect to receive cash in lieu of shares of common stock, if any, from the Holder in connection with such conversion. The conversion feature is considered an embedded derivative per ASC 815 that is exempt from derivative accounting as it is excluded from the scope pursuant to ASC 815.

If a fundamental change occurs, the holders will have the right to require NRG to repurchase all or a portion of the 3.625% Preferred Stock for a period of time after the fundamental change at a purchase price equal to 100% of the liquidation preference, plus accumulated and unpaid dividends. The 3.625% Preferred Stock is senior to all classes of common stock, and junior to all of the Company's existing and future debt obligations and all of NRG subsidiaries' existing and future liabilities and capital stock held by persons other than NRG or its subsidiaries.